Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 2,381,465	$ 1,845,912	$ 1,845,912
End of financial year	2,475,974	2,381,465	2,381,465	$ 1,845,912
Amortization	559,340	426,515	853,030	638,849
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,349,839	2,961,256	2,961,256	1,950,063
Additions - internal development	653,849		1,388,583	1,011,193
End of financial year	5,003,688		4,349,839	2,961,256
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,968,374	$ 1,115,344	1,115,344	476,495
End of financial year	2,527,714		1,968,374	1,115,344
Amortization	$ 559,340		$ 853,030	$ 638,849